Debt Facilities - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding loans payable	$ 36,750	$ 40,833	$ 52,193
Less current maturities, net of debt issuance	15,998	15,998	9,988
Less unamortized debt issuance costs, non-current portion	754	838	1,173
Total loans payable, net of unamortized debt issuance costs and current term loan payable	19,998	23,997	41,032
Term Loan
Debt Instrument [Line Items]
Outstanding loans payable	$ 36,750	40,833	49,000
PPP Small Business Loan
Debt Instrument [Line Items]
Outstanding loans payable		$ 0	$ 3,193